DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN, Summary (Q2) (Details)				3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 21, 2023 USD ($)	May 19, 2023 USD ($) shares	Dec. 03, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) Business $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Business $ / shares shares
Proceeds from Issuance of Equity [Abstract]
Operating revenues					$ 0			$ 0
Gross proceeds from initial public offering							$ 276,000,000	0
Net proceeds deposited into trust account				$ 480,000	480,000	$ 0	$ 281,520,000	0
Transaction costs				15,623,739	15,623,739			15,623,739
Underwriting fees				5,520,000	5,520,000			5,520,000
Deferred underwriting fees				9,660,000	9,660,000			9,660,000
Other costs				443,739	443,739			443,739
Deferred underwriting commission								0
Net tangible asset threshold for redeeming Public Shares				5,000,001	$ 5,000,001			$ 5,000,001
Percentage of public shares that can be redeemed without prior consent					15.00%			15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period					100.00%			100.00%
Additional deposit into Trust Account required for extension		$ 160,000
Term of extension period to consummate business combination		3 months			1 month
Withdrawn from trust account for redemption		$ 220,995,813
Excise tax		2,200,000		$ 2,209,958	$ 2,209,958			$ 0
Period to redeem public shares if business combination is not completed within initial combination period					10 days			10 days
Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds deposited into trust account		$ 480,000
Class A Common Stock [Member]
Proceeds from Issuance of Equity [Abstract]
Common stock, subject to possible redemption (in shares) | shares		21,156,902		6,443,098	6,443,098		27,600,000	27,600,000
Series A-1 Preferred Stock [Member] | Sponsor [Member] | Subsequent Event [Member]
Proceeds from Issuance of Equity [Abstract]
Preferred stock issued	$ 10,000,000
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial business combination | Business					1			1
Fair market value as percentage of net assets held in trust account included in initial business combination					80.00%			80.00%
Post-transaction ownership percentage of the target business					50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Interest on trust account that can be held to pay dissolution expenses				$ 100,000	$ 100,000			$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares			15,226,000
Share price (in dollars per share) | $ / shares			$ 1
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares			27,600,000
Gross proceeds from initial public offering			$ 276,000,000
Share price (in dollars per share) | $ / shares			$ 10
Net proceeds deposited into trust account					$ 281,520,000			$ 281,520,000
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares				$ 10	$ 10			$ 10.2
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares) | shares			15,226,000
Share price (in dollars per share) | $ / shares			$ 1
Initial Public Offering Units Sold at $10.20 [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares				$ 10.2	$ 10.2			$ 10.3
Volato [Member] | Series A-1 Preferred Stock [Member] | Subsequent Event [Member]
Proceeds from Issuance of Equity [Abstract]
Preferred stock issued	$ 10,000,000